Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 18,428	$ 30,162	$ 33,701
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	8,604	4,169	7,000
Amortization of original issuance discount	16,075	27,341	30,170
Amortization of debt issuance costs	1,690	2,328	2,593
Total interest expense related to the convertible notes	$ 26,369	$ 33,838	$ 39,763